Consolidated Statements of Changes in Convertible Redeemable Preferred Stock and Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Total Bulk Partners (Bermuda) LTD. Deficit [Member]	Non-controlling Interest [Member]	Redeemable Convertible Preferred Stock [Member]
Balance at Dec. 31, 2011	$ 9,780,094	$ 87,329	$ 512,671	$ 7,706,399	$ 8,306,399	$ 1,473,695	$ 24,893,865
Balance (in shares) at Dec. 31, 2011		87,329					25,630.513
Accrued convertible redeemable preferred stock dividends	(167,305)	0	0	(167,305)	(167,305)	0	0
Issuance of convertible redeemable preferred stock as settlement of dividend on common stock	(6,000,000)	0	0	(6,000,000)	(6,000,000)	0	6,000,000
Issuance of convertible redeemable preferred stock as settlement of dividend on common stock (in shares)		0					6,000.000
Recognized beneficial conversion feature of convertible redeemable preferred stock at issuance date	0	0	4,584,272	(4,584,272)	0	0	0
Modification of conversion price of convertible redeemable preferred stock	0	0	1,372,149	(1,372,149)	0	0	0
Issuance of convertible redeemable preferred stock for cash, net of issuance costs	(5,211,325)	0	0	(5,211,325)	(5,211,325)	0	25,518,875
Issuance of convertible redeemable preferred stock for cash, net of issuance costs (in shares)		0					20,564.000
Issuance of convertible redeemable preferred stock as settlement of accrued dividends	(1,185,050)	0	0	(1,185,050)	(1,185,050)	0	7,362,935
Issuance of convertible redeemable preferred stock as settlement of accrued dividends (in shares)		0					6,177.885
Issuance of convertible redeemable preferred stock as repayment of notes payable	0	0	0	0	0	0	5,675,000
Issuance of convertible redeemable preferred stock as repayment of notes payable (in shares)		0					5,675.000
Dividend on common stock and participating preferred dividend declared	(9,100,000)		(6,272,057)	(2,827,943)	(9,100,000)		0
Acquisition of non-controlling interest	20,000	0	0	0	0	20,000	0
Deconsolidation of non-controlling interest	(387,763)	0	0	(37,849)	(37,849)	(349,914)	0
Net income (loss)	15,912,866	0	0	13,853,879	13,853,879	2,058,987	0
Balance at Dec. 31, 2012	3,661,517	87,329	197,035	174,385	458,749	3,202,768	69,450,675
Balance (in shares) at Dec. 31, 2012		87,329					64,047.398
Recognized beneficial conversion feature of convertible redeemable preferred stock at issuance date	0	0	4,927,423	(4,927,423)	0	0	0
Issuance of convertible redeemable preferred stock for cash, net of issuance costs	(7,517,915)	0	(412,308)	(7,105,607)	(7,517,915)	0	29,143,355
Issuance of convertible redeemable preferred stock for cash, net of issuance costs (in shares)		0					21,899.181
Issuance of convertible redeemable preferred stock as settlement of accrued dividends	(45,843)	0	0	(45,843)	(45,843)	0	213,152
Issuance of convertible redeemable preferred stock as settlement of accrued dividends (in shares)		0					167.309
Issuance of convertible redeemable preferred stock as repayment of notes payable	(1,429,217)	0	(167,420)	(1,261,797)	(1,429,217)	0	4,429,217
Issuance of convertible redeemable preferred stock as repayment of notes payable (in shares)		0					3,000.000
Dividend on common stock and participating preferred dividend declared	(12,700,000)	0	(4,544,730)	(8,155,270)	(12,700,000)	0	0
Imputed interest on related party long term debt	17,873,285			0	0	17,873,285
Restructuring of NBHC (Note 1)	(718,925)	0	0	(64,684)	(64,684)	(654,241)	0
Net income (loss)	15,514,521			15,452,369	15,452,369	62,152
Balance at Dec. 31, 2013	14,637,423	87,329	0	(5,933,870)	(5,846,541)	20,483,964	103,236,399
Balance (in shares) at Dec. 31, 2013		87,329					89,113.888
Accrued convertible redeemable preferred stock dividends	(6,303,748)	0	0	(6,303,748)	(6,303,748)	0	0
Shareholder loan modification	(16,433,109)					(16,433,109)
Net income (loss)	4,579,040	0	0	4,913,603	4,913,603	(334,563)	0
Balance at Sep. 30, 2014	$ (3,520,394)	$ 87,329	$ 0	$ (7,324,015)	$ (7,236,686)	$ 3,716,292	$ 103,236,399
Balance (in shares) at Sep. 30, 2014		87,329.000					89,113.888